NET INCOME (LOSS) PER SHARE	12 Months Ended
Dec. 31, 2011
NET INCOME (LOSS) PER SHARE
NET INCOME (LOSS) PER SHARE

13.                               NET INCOME (LOSS) PER SHARE

The following table sets forth the computation of basic and diluted net (loss) income per share for the periods indicated:

	For the years December 31,
	2009	2010	2011

Net (loss) income-basic (numerator):
Net (loss) income allocated to Xueda Education Group shareholders	(2,585)	9,773	4,790
Net (loss) income allocated to Series A1 preferred shareholders	—	1,678	—
Net (loss) income allocated to Series A2 preferred shareholders	—	685	—

Net (loss) income allocated ordinary shareholders	(2,585)	7,410	4,790

Shares (denominator):
Weighted average ordinary shares outstanding used in computing basic net (loss) income per share-basic	68,865,200	80,407,581	137,745,176
Effect of dilutive securities:
Plus incremental weighted average ordinary shares from assumed conversions of stock options and nonvested shares using the treasury stock method	—	2,368,785	4,523,737

Weighted average ordinary shares outstanding used in computing diluted net (loss) income per share-diluted	68,865,200	82,776,366	142,268,913

Net (loss) income per ordinary share-basic	(0.04)	0.09	0.03
Net (loss) income per ordinary share-diluted	(0.04)	0.09	0.03

The ordinary shares and convertible redeemable preferred shares subscribed prior to August 2009 were not issued until August 2009. The calculation of the weighted average number of shares for the purpose of basic net loss per share has reflected the effect of the issuance of shares as if the corresponding number of shares were issued in relevant periods.

The Group determined that its convertible redeemable preferred shares were participating securities as the preferred shares participated in undistributed earnings on an as-if-converted basis.  The holders of the preferred shares were entitled to receive dividends on a pro rata basis, as if their shares had been converted into ordinary shares. Accordingly, the Group used the two-class method of computing net income per share for ordinary and preferred shares according to participation rights in undistributed earnings. However, undistributed net loss was only allocated to ordinary shareholders because holders of preferred shares were not contractually obligated to share losses.

The Group had the Series A1 and A2 convertible redeemable preferred shares outstanding which could potentially dilute basic net income per share. For the period ended December 31, 2009, 21,555,920 of Series A1 and 8,796,920 Series A2 shares were excluded from the computation of diluted net loss per share because its effect would be anti-dilutive.